Additional Information - Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Additional Information - Financial Statement Schedule 1
CHINA ZENIX AUTO INTERNATIONAL LIMITED
PARENT COMPANY FINANCIAL INFORMATION
Condensed Statements of
Financial Position
(Unaudited)

	As of December 31,
	2018	2019
	RMB’000	RMB’000
ASSETS
Current assets
Prepayments	16	—
Bank balances	—	—

	16	—

Non-current asset
Investment in a subsidiary	940,198	940,198

Total assets	940,214	940,198

EQUITY AND LIABILITIES
Current and total liabilities
Other payables	6,153	6,535
Amount due to a shareholder	9,911	10,557
Amount due to a subsidiary	79,815	89,683

	95,879	106,775

EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 201 8 and 201 9 )	136	136
Additional paid-in capital	392,076	392,076
Reserves	452,123	441,211

Total equity	844,335	833,423

Total equity and liabilities	940,214	940,198

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1
CHINA ZENIX AUTO INTERNATIONAL LIMITED
PARENT COMPANY FINANCIAL INFORMATION
Condensed Statements of Profit or Loss and Other
Comprehensive Loss
For the years ended December 31, 2017, 2018 and 2019
(Unaudited)

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Other income	4,295	118	118
Net exchange (loss) gain	2,313	(1,833)	(740)
Administrative expenses	(10,228)	(8,677)	(10,290)
Loss and total comprehensive loss for the year	(3,620)	(10,392)	(10,912)

CHINA ZENIX AUTO INTERNATIONAL LIMITED
PARENT COMPANY FINANCIAL INFORMATION
Condensed Statements of
Changes in Equity
For the years ended December 31, 2017, 2018 and 2019
(Unaudited)

	Share capital	Additional paid in capital	Capital reserve	Share incentive plan reserve	Accumulated losses	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2017	136	392,076	560,892	3,110	(97,867)	858,347
Loss and total comprehensive loss for the y ear	—	—	—	—	(3,620)	(3,620)

As of December 31, 2017	136	392,076	560,892	3,110	(101,487)	854,727
Loss and total comprehensive loss for the y ear	—	—	—	—	(10,392)	(10,392)

As of December 31, 2018	136	392,076	560,892	3,110	(111,879)	844,335
Loss and total comprehensive loss for the y ear	—	—	—	—	(10,912)	(10,912)

As of December 31, 2019	136	392,076	560,892	3,110	(122,791)	833,423

CHINA ZENIX AUTO INTERNATIONAL LIMITED
PARENT COMPANY FINANCIAL INFORMATION
Condensed Statements of
Cash Flows
For the years ended December 31, 2017, 2018 and 2019
(Unaudited)

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
OPERATING ACTIVITIES
Loss for the year	(3,620)	(10,392)	(10,912)
Exchange (loss) gain	(2,290)	1,836	796

Operating cash flows before movements in working capital	(5,910)	(8,556)	(10,116)
Decrease (increase) in prepayments	2	(1)	16
(Decrease) increase in other payables	(828)	280	382

NET CASH USED IN OPERATING ACTIVITIES	(6,736)	(8,277)	(9,718)

FINANCING ACTIVITIES
Advance from a subsidiary	10,518	9,497	19,945
Repayment to subsidiary	(11,175)	(2,389)	(10,873)
Advance from a shareholder	10,149	1,865	6,711
Repayment to a shareholder	(2,805)	(696)	(6,065)

NET CASH FROM FINANCING ACTIVITIES	6,687	8,277	9,718

NET DECREASE IN CASH AND CASH EQUIVALENTS	(49)	—	—
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	51	—	—
EFFECT OF CHANGE IN FOREIGN CURRENCY RATE	(2)	—	—

CASH AND CASH EQUIVALENTS AT END OF THE YEAR
- representing bank balances	—	—	—

Basis of Presentation
Schedule 1 has been provided pursuant to the requirements of Rules
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
For the purpose of presenting the financial information of the parent company only, the Company records its investment in subsidiaries under the cost method of accounting. Such investment is presented on the statements of financial position as “Investment in a subsidiary” at cost less any identified impairment loss.
As of December 31, 2018 and 2019, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Group’s consolidated financial statements, if any.
For all years presented, there were no cash dividends paid to the Company by its consolidated subsidiaries.